Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues													$ 2,451,633	$ 2,362,369	$ 2,359,509
Interest revenue													2,787	1,849	2,173
Interest expense													78,064	73,660	71,879
Depreciation and amortization													250,951	289,132	270,111
Income tax expense													65,088	78,468	79,902
NetIncomeLoss	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	193,841	152,041	138,317
Segment assets	6,237,066				5,581,126				5,358,685				6,237,066	5,581,126	5,358,685
Capital expenditures													623,649	529,531	488,000
Intersegment revenues [Member]
Segment Reporting Information [Line Items]
Revenues													97,159	98,121	104,116
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues													2,548,792	2,460,490	2,463,625
Natural Gas Operations [Member]
Segment Reporting Information [Line Items]
Revenues													1,302,308	1,321,412	1,454,639
Interest revenue													2,784	1,848	1,754
Interest expense													69,733	66,997	64,095
Depreciation and amortization													201,922	233,463	213,455
Income tax expense													63,135	58,584	61,355
NetIncomeLoss													156,818	119,423	111,625
Segment assets	5,482,669				5,001,756				4,822,845				5,482,669	5,001,756	4,822,845
Capital expenditures													560,448	457,120	438,289
Natural Gas Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues													1,302,308	1,321,412	1,454,639
Construction Services [Member]
Segment Reporting Information [Line Items]
Revenues													1,149,325	1,040,957	904,870
Interest revenue													3	1	419
Interest expense													7,986	6,663	7,784
Depreciation and amortization													49,029	55,669	56,656
Income tax expense													2,390	19,884	18,547
NetIncomeLoss													38,360	32,618	26,692
Segment assets	752,496				$ 579,370				$ 535,840				752,496	579,370	535,840
Capital expenditures													63,201	72,411	49,711
Construction Services [Member] | Intersegment revenues [Member]
Segment Reporting Information [Line Items]
Revenues													97,159	98,121	104,116
Construction Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues													1,246,484	$ 1,139,078	$ 1,008,986
Other [Member]
Segment Reporting Information [Line Items]
Interest expense													345
Income tax expense													(437)
NetIncomeLoss													(1,337)
Segment assets	$ 1,901												$ 1,901